TEMPLETON GLOBAL OPPORTUNITIES TRUST

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923
Facsimile 954.847.2288
Telephone 954.527.7500

May 3, 2016

Filed Via EDGAR (CIK #0000856138)

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE: Templeton Global Opportunities Trust

File Nos. 33-31267 and 811-05914

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 27, 2016.

Very truly yours,

TEMPLETON GLOBAL OPPORTUNITIES TRUST

/s/ LORI A. WEBER

Lori A. Weber

Vice President and

Secretary

LAW/dmm